Notes to Non-current assets - Intangible assets (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($) $ / shares
Notes to Non-current assets
Beginning balance	€ 28,347	€ 31,778
Ending balance	25,155	28,347
Market capitalization	736,349		$ 764,993
Share price | $ / shares			$ 3.41
Goodwill was covered by the exceeding amount	€ 46,203
Percentage of share price decrease	6.30%		6.30%
Percentage of share price increase	6.70%		6.70%
Software
Notes to Non-current assets
Beginning balance	€ 1,878	6,906
Ending balance	1,039	1,878
Licenses
Notes to Non-current assets
Beginning balance	8,920	6,532
Ending balance	7,299	8,920
Impairment	3,865
Technology
Notes to Non-current assets
Beginning balance	5,084	5,866
Ending balance	4,354	5,084
Goodwil
Notes to Non-current assets
Beginning balance	12,463	12,463
Ending balance	12,463	12,463
Advance payments
Notes to Non-current assets
Beginning balance		11
Acquisition costs
Notes to Non-current assets
Beginning balance	40,630	44,139
Additions	4,129	2,880
Disposals	(3,776)	(6,388)
Ending balance	40,983	40,630
Acquisition costs | Software
Notes to Non-current assets
Beginning balance	3,843	12,385
Additions	65	201
Disposals	(42)	(1,946)
Reclassifications		(6,797)
Ending balance	3,866	3,843
Acquisition costs | Licenses
Notes to Non-current assets
Beginning balance	17,974	12,930
Additions	4,064	2,679
Disposals	(3,734)	(4,432)
Reclassifications		6,797
Ending balance	18,304	17,974
Acquisition costs | Technology
Notes to Non-current assets
Beginning balance	6,350	6,350
Ending balance	6,350	6,350
Acquisition costs | Goodwil
Notes to Non-current assets
Beginning balance	12,463	12,463
Ending balance	12,463	12,463
Acquisition costs | Advance payments
Notes to Non-current assets
Beginning balance		11
Disposals		(11)
Cumulative amortization and impairment charges
Notes to Non-current assets
Beginning balance	12,285	12,361
Amortization	3,446	5,059
Disposals	(3,767)	(5,135)
Ending balance	15,829	12,285
Impairment	3,865
Cumulative amortization and impairment charges | Software
Notes to Non-current assets
Beginning balance	1,965	5,479
Amortization	895	820
Disposals	(32)	(1,841)
Reclassifications		(2,493)
Ending balance	2,828	1,965
Cumulative amortization and impairment charges | Licenses
Notes to Non-current assets
Beginning balance	9,054	6,398
Amortization	1,821	3,457
Disposals	(3,734)	(3,294)
Reclassifications		2,493
Ending balance	11,005	9,054
Impairment	3,865
Cumulative amortization and impairment charges | Technology
Notes to Non-current assets
Beginning balance	1,266	484
Amortization	730	782
Ending balance	€ 1,996	€ 1,266